Business Acquisitions - Schedule of Business Pro Forma (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Net revenue	$ 7,243,289	$ 9,596,315	$ 5,415,415
Net loss from continuing operations	(4,059,674)	(1,519,731)	(2,006,672)
Net loss	$ (4,155,785)	$ (2,187,530)	$ (2,207,956)